Stock-Based Compensation – Options (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of stock options

	Number of stock options	Weighted average exercise price $	Aggregate grant date fair value $	Weighted average remaining contractual term (years)

Outstanding – January 1, 2019	4,213,268	$2.18	$5,353,785	7.0
Cancelled	(100,000)	3.74	(146,790)	-
Expired	-	-	-	-
Exercised	-	-	-	-
Granted	1,664,852	3.29	2,391,393	-

Outstanding – December 31, 2019	5,778,120	2.47	7,598,388	6.3
Cancelled	(18,000)	3.74	(26,422)	-
Expired	-	-	-	-
Exercised	-	-	-	-
Granted	-	-	-	-

Outstanding – December 31, 2020	5,760,120	$2.47	$7,571,966	5.3

Exercisable at December 31, 2020	3,978,218	$2.03	$4,990,924	5.2

Summary of Fair Value Assumptions of Stock-based Option Awards

Date of options grant	November 18, 2019
Underlying stock price	3.29
Exercise price	3.29
Term of options (years)	7.0
Volatility of underlying stock price	40%
Expected dividend yield on underlying stock	nil
Annual risk free interest rate	1.48%